SUNAMERICA STYLE SELECT SERIES, INC.(R)

      Supplement to the Prospectus dated November 2, 2001, as supplemented
                               November 16, 2001


The following items reflect changes to the Class B shares of the Fund:

The Maximum Deferred Sales Charge (Load), applicable to Class B shares of the Fund, as set forth on pages 12-14 of the Prospectus, has been changed to 4.00%.

                                    *********

References to the cost of investing in Class B shares of the Fund, as indicated in the section entitled "EXAMPLE" on pages 16 and 17 of the Prospectus, should be replaced with the following:

If you redeemed your investment at the end of the periods indicated:


                                       1 Year   3 Years    5 Years     10 Years

LARGE-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $646     $1,058     $1,496      $2,606

MID-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $646     $1,058     $1,496      $2,606

SMALL-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $646     $1,058     $1,496      $2,606

MULTI-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $646     $1,058     $1,496      $2,606

LARGE-CAP VALUE PORTFOLIO
    (Class B shares) ................   $646     $1,058     $1,496      $2,606

SMALL-CAP VALUE PORTFOLIO
    (Class B shares) ................   $646     $1,058     $1,496      $2,606

MULTI-CAP VALUE PORTFOLIO
    (Class B shares) ................   $646     $1,058     $1,496      $2,606





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If you did not redeem your shares:


                                       1 Year     3 Years    5 Years    10 Years

LARGE-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $246       $758       $1,296     $2,606

MID-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $246       $758       $1,296     $2,606

SMALL-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $246       $758       $1,296     $2,606

MULTI-CAP GROWTH PORTFOLIO
    (Class B shares) ................   $246       $758       $1,296     $2,606

LARGE-CAP VALUE PORTFOLIO
    (Class B shares) ................   $246       $758       $1,296     $2,606

SMALL-CAP VALUE PORTFOLIO
    (Class B shares) ................   $246       $758       $1,296     $2,606

MULTI-CAP VALUE PORTFOLIO
    (Class B shares) ................   $246       $758       $1,296     $2,606


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Under the section "CALCULATION OF SALES CHARGES" on page 18 of the Prospectus, the third paragraph should be replaced in its entirety with the following:

         CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

            Years after purchase                   CDSC on shares being sold

            1st year or 2nd year                   4.00%
            3rd year or 4th year                   3.00%
            5th year                               2.00%
            6th year                               1.00%
            7th year or 8th year                   None




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     Effective January 1, 2002, DAVIS SELECTED ADVISERS, L.P. has changed its name to DAVIS ADVISORS. All references in the Prospectus and Statement of Additional Information are hereby changed accordingly.
























Dated: January 2, 2002